Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Available-for-sale Securities, Debt Securities	$ 118,158	$ 98,079	$ 103,491	$ 118,158	$ 98,079	$ 103,491
Available-for-sale Securities, Equity Securities	375	1,571	1,141	375	1,571	1,141
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	1,249	1,262	0	1,249	1,262	0
Total Investments	119,782	100,912	104,632	119,782	100,912	104,632
Cash and Cash Equivalents, at Carrying Value	25,258	19,912	23,249	25,258	19,912	23,249
Accrued investment income	666	517	586	666	517	586
Accounts receivable and other (Net of allowance of $385 and $4,254)	29,459	21,923	9,579	29,459	21,923	9,579
Reinsurance recoverables, net	23,826	6,020	8,044	23,826	6,020	8,044
Prepaid Reinsurance Premiums	2,970	2,111	2,214	2,970	2,111	2,214
Deferred Policy Acquisition Costs, Net	4,661	3,764	3,020	4,661	3,764	3,020
Deferred tax asset, net	8,045	6,605	6,775	8,045	6,605	6,775
Intangible Assets, Net (Excluding Goodwill)	740	0		740	0
Software and office equipment, net	1,980	1,137	440	1,980	1,137	440
Assets held for sale	166	166	13,634	166	166	13,634
Total Assets	217,553	163,067	172,173	217,553	163,067	172,173
Liabilities
Claims liabilities	105,221	70,067	91,643	105,221	70,067	91,643
Unearned premiums	33,253	25,457	15,691	33,253	25,457	15,691
Due to reinsurers and other insurers	2,554	3,803	5,701	2,554	3,803	5,701
Other liabilities and accrued expenses	6,943	3,876	2,884	6,943	3,876	2,884
Total Liabilities	147,971	103,203	115,919	147,971	103,203	115,919
Shareholders’ Equity
Preferred shares, par value per share $0.001, 100,000,000 shares authorized, 20,000,000 shares issued and outstanding at March 31, 2013, 18,000,000 shares issued and outstanding at December 31, 2012. Liquidation value $1.00 per share	20,000	18,000	18,000	20,000	18,000	18,000
Ordinary voting common shares, par value per share $0.003, 266,666,667 shares authorized, 6,833,421 shares issued and outstanding at March 31, 2013, 2,256,921 shares issued and outstanding at December 31, 2012.	20	4	4	20	4	4
Restricted voting common shares, par value per share $0.003, 33,333,334 shares authorized, 1,262,471 shares issued and outstanding at March 31, 2013 and 3,887,471 shares issued and outstanding at December 31, 2012	4	14	14	4	14	14
Additional paid-in capital	160,973	152,768	152,652	160,973	152,768	152,652
Retained deficit	(110,372)	(112,675)	(115,841)	(110,372)	(112,675)	(115,841)
Accumulated other comprehensive income, net of tax	(1,043)	1,753	1,425	(1,043)	1,753	1,425
Total Shareholders' Equity	69,582	59,864	56,254	69,582	59,864	56,254
Total Liabilities and Shareholders’ Equity	217,553	163,067	172,173	217,553	163,067	172,173
Net Income (Loss) Available to Common Stockholders, Basic	$ 1,476	$ 1,037	$ (3,228)	$ 1,802	$ 2,356	$ (3,280)